Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic					$ (45,106)	$ (20,748)
Foreign					(1,635)	(164)
Loss before income taxes	$ (8,284)	$ (10,736)	$ (18,761)	$ (15,888)	$ (46,741)	$ (20,912)	$ (21,910)